Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial liabilities
Total borrowings	$ 3,483	$ 2,927
Deferred debt issue costs	(39)	(40)
Net borrowings	3,444	2,887
Within one year or on demand
Financial liabilities
Total borrowings	49	56
Between one and three years
Financial liabilities
Total borrowings	72	55
Between three and five years
Financial liabilities
Total borrowings	672	59
Greater than five years
Financial liabilities
Total borrowings	$ 2,690	$ 2,757